Summary of Deferred Revenue (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 950	$ 1,365
Unused Virtual Point
Deferred Revenue Arrangement [Line Items]
Deferred revenue	724	999
Unamortized Virtual Items
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 226	$ 366